Income Tax Expenses - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Expense [Abstract]
Profit/(Loss) before income tax	$ (83,508,195)	$ 1,125,435	$ (803,980)
Tax calculated at statutory rate of 17% (2023: 17%)	(14,196,647)	191,324	(136,677)
Differences arise from tax rate in different jurisdiction	14,834
Income not subject to tax	(113,131)	(28,390)	(360)
Expense not deductible for tax purpose	14,283,615	73,097	93,008
Recognition of timing difference	53,596	9,432	(9,997)
Tax on enhance deductible for qualifying expenditure			(37,959)
Utilization of tax benefit	(34,488)
Deferred tax assets previously not recognized, net of foreign exchange fluctuation		(88,615)
Deferred tax assets (net) not recognized	167,285	(25,608)	91,985
Others	(60,162)
Total income tax expenses	$ 114,902	$ 131,240